IMPAIRMENT OF NON-FINANCIAL ASSETS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IMPAIRMENT OF NONFINANCIAL ASSETS
Discount rate applied to cash flow projections	11.57%	11.40%
Discount rate for estimated future cash flows before tax	13.70%	13.25%
Period of assessment of value of goodwill	5 years
Growth rate	4.00%
Inflation rate	4.00%
Minimum
IMPAIRMENT OF NONFINANCIAL ASSETS
Recoverable value of WACC	11.07%
Perpetuity growth rate	3.50%
Percentage of reduction of changes in financial and operational	(1.50%)
Maximum
IMPAIRMENT OF NONFINANCIAL ASSETS
Recoverable value of WACC	12.07%
Perpetuity growth rate	4.50%
Percentage of reduction of changes in financial and operational	1.50%